INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset consisted of the following:

	March 31, 2023	December 31, 2022
Intangible Assets
Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(33,778)	(31,339)
Total Intangible Assets, net of amortization	$63,762	$66,201

Intangible asset consisted of the following:

	December 31, 2022	December 31, 2021
Intangible Assets
Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(31,339)	(21,585)
Total Intangible Assets, net of amortization	$66,201	$75,955

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE
Year Ending	Amortization
2023 (remaining)	$7,315
2024	9,754
2025	9,754
2026	9,754
2027	9,754
Thereafter	17,431
Total	$63,762

Year Ending	Amortization
2023	$9,754
2024	9,754
2025	9,754
2026	9,754
2027	9,754
Thereafter	17,431
Total	$66,201